Tax credit and other receivables/Other payables (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary Of Tax Credit And Other Receivables Payables

A. Tax credit and other receivables/Other payables

(In thousand Euros)	December 31, 2025	December 31, 2024
VAT receivable	1,857	2,740
Government grants receivable	607	1,872
Income tax credit receivable (short term)	1,027	1,073
Income tax credit receivable (long term)	4,639	6,047
Other tax receivable	130	181
Tax credit and other receivables	8,260	11,913

(In thousand Euros)	December 31, 2025	December 31, 2024
VAT payable	2,980	1,612
Social Security payable	2,146	307
Personal Income Tax payable	1,804	1,152
Deferred tax liabilities	2,675	3,412
Deferred tax liabilities and other payables	9,605	6,483

Summary Of Income Tax Credit RecognizedIn Profit Loss

B. Amounts recognized in profit or loss

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Loss before Tax / Profit	(103,108)	(158,515)	(112,774)
Tax income (at 25%)	25,777	39,629	28,150
Unrecognized deferred tax assets on tax losses and temporary differences	(25,777)	(39,629)	(28,150)
R&D tax credits	395	(1,064)	(685)
Other movements	(308)	(5,659)	(18)
Income tax credit	87	(6,723)	(703)

Summary Of Information About Offset Of Unrecognized Tax losses

At December 31, details of unrecognized tax losses to be offset in the future are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	41,962	41,962
2024	80,676	80,676
2025	65,803	-
Total	328,528	262,725